Employee Benefits - Summary of Amounts Recognized for Long-term Obligations (Detail) - MXN ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Change in the liability for defined benefits
Defined benefit obligations at the beginning of the year		$ 1,535,168,086
Actuarial (gains) losses recognized in income due to:
Change in financial assumptions	[1]	(266,985,561)	$ 77,094,827
Change in demographic assumptions	[2]	44,085,779	(18,581,935)
Defined benefit liabilities at end of year		1,384,071,648	1,535,168,086
Other long-term benefits [member]
Change in the liability for defined benefits
Defined benefit obligations at the beginning of the year		18,497,057	17,965,635
Charge to income for the year		2,354,238	2,865,809
Actuarial (gains) losses recognized in income due to:
Change in financial assumptions		(4,121,075)	912,673
Change in demographic assumptions		(2,027,902)	(439,969)
For experience during the year		(1,937,645)	(2,806,112)
Benefits paid		(717)	(979)
Defined benefit liabilities at end of year		$ 12,763,956	$ 18,497,057

[1]	Variations in financial assumptions are due to the increase in the discount rate from 7.08% in 2020 to 8.46% in 2021.
[2]	The variation between 2021 and 2020 is mainly the result of the contractual review, in which the retirement requirements are maintained.